COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2017 USD ($)
Commitments And Contingencies Details
2018	$ 170,394
2019	164,463
2020	74,255
2021	25,813
2022
Thereafter
Total	$ 434,925